Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Plan Administrator has evaluated events subsequent to December 31, 2025, through the date the financial statements were issued and determined that no additional disclosures are required.